Other payables and accruals	12 Months Ended
Dec. 31, 2024
Other payables and accruals
Other payables and accruals

19.Other payables and accruals

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract liabilities	101,053	32,509
Employee benefits payable	44,589	32,074
Accrued expenses	114,606	88,311
Other taxes payable	5,771	11,022
Revenue-based financing	21,628	2,604
Others	5,356	15,451
	293,003	181,971
Included in other payables and accruals per balance sheet	293,003	179,051
Included in liabilities relating to assets classified as held for sale	—	2,920

The Group’s other payables are non-interest bearing and have an average term of three months.

Details of contract liabilities are as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Advances from customers for charging service discount packages	32,446	13,955
Advances from platform users	12,682	11,669
Advances from customers for energy solutions	51,926	6,501
Deferred income	3,342	—
Others	657	384
	101,053	32,509
Included in other payables and accruals per balance sheet	101,053	30,644
Included in liabilities relating to assets classified as held for sale	—	1,865

Advances received from customers for charging service discount packages mainly arise from sales of VIP membership and coupons.

During the years ended December 31, 2024 and 2023, revenue recognized that was included in the contract liability balance at the beginning of the year amounted to RMB54.1 million and RMB33.5 million, respectively.

The Group has elected the practical expedient not to disclose the remaining performance obligations for its contracts with customers because the duration of the Group’s contracts with customers was expected to be one year or less.

Deferred income is unconsumed carbon credits granted to platform users with a validity term of 6 months.

The Group obtained revenue-based financing from a third party where the Group receives capital to fund its cost of charging stations under full operation model in exchange for an agreed portion of the Group’s daily revenue from the relevant charging stations for a fixed period. The Group was not obliged to repay any minimum or fixed amounts under such arrangement.

Other taxes payable primarily represents value-added tax (“VAT”) and related surcharges and PRC individual income tax of employees withheld by the Group.